PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Investor Class shares of the Fund listed below:

AIM CAPITAL DEVELOPMENT FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 8 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

     - Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1998.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Investor Class shares of the Fund listed below:

AIM CONSTELLATION FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Robert J. Lloyd (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. As the lead manager, Mr. Lloyd generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lloyd may perform these functions, and the nature of these functions, may change from time to time.

     - Ryan A. Amerman, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 1996.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM CAPITAL DEVELOPMENT FUND
AIM CHARTER FUND
AIM CONSTELLATION FUND
AIM DIVERSIFIED DIVIDEND FUND
AIM LARGE CAP BASIC VALUE FUND
AIM LARGE CAP GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) -CAPITAL DEVELOPMENT" on page 15 of the prospectus:

     - "Paul J. Rasplicka (lead manager) Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

     - Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1998."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) -CONSTELLATION" on pages 15 and 16 of the prospectus:

     - "Robert J. Lloyd (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

     - Ryan A. Amerman, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 1996."